INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2018
INVESTMENT SECURITIES [Abstract]
INVESTMENT SECURITIES
NOTE C - INVESTMENT SECURITIES

The amortized cost and fair value of investment securities, with gross unrealized gains and losses, is as follows:

In thousands	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2018
Available for sale:
U.S. Government and federal agency	$11,036	$6	$(253)	$10,789
Mortgage-backed securities *	21,010	36	(505)	20,541
Municipal securities	631	1	(2)	630
Total available-for-sale securities	32,677	43	(760)	31,960
Equity securities	1,204	-	(587)	617
Total	$33,881	$43	$(1,347)	$32,577

December 31, 2017
Available for sale:
U.S. Government and federal agency	$11,424	$11	$(159)	$11,276
Mortgage-backed securities *	19,142	61	(288)	18,915
Municipal securities	297	-	(2)	295
Equity securities	1,204	-	(578)	626
Total available-for-sale securities	$32,067	$72	$(1,027)	$31,112

* All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.

The amortized cost and fair values of securities available for sale at December 31, 2018 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Dollars in thousands
Due within one year	$-	$
Due after one but within five years	9,308		9,126
Due after five but within ten years	5,539		5,379
Due after ten years	17,830		17,455
	$32,677		$31,960

The following table details unrealized losses and related fair values in the Company’s available for sale investment security portfolio.  This information is aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2018 and December 31, 2017, respectively.

	Temporarily Impaired Securities in Available-for-Sale Portfolio

	Less than 12 Months		Greater than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Dollars in thousands
December 31, 2018

U.S. Government and federal agency	$-	$-	$10,657	$(253)	$10,657	$(253)
Mortgage-backed securities *	2,885	(10)	13,644	(495)	16,529	(505)
Municipal Securities	-	-	290	(2)	290	(2)
Total temporarily impaired securities	$2,885	$(10)	$24,591	$(750)	$27,476	$(760)

December 31, 2017
U.S. Government and federal agency	$7,101	$(88)	$2,008	$(71)	$9,109	$(159)
Mortgage-backed securities *	5,472	(38)	10,560	(250)	16,032	(288)
Municipal securities	295	(2)	-	-	295	(2)
Equity securities	626	(577)	-	(1)	626	(578)
Total temporarily impaired securities	$13,494	$(705)	$12,568	$(322)	$26,062	$(1,027)

* All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.

Management considers the nature of the investment, the underlying causes of the decline in the market value and the severity and duration of the decline in market value in determining if impairment is other than temporary.  Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Bank to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  As of December 31, 2018, management believes that it is more likely than not that the Bank will not have to sell any such securities before a recovery of cost.  The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were  purchased.  The fair value is expected to recover as the bonds approach their maturity date or repricing date or if market yields for such investments decline.

Management does not believe such securities are other-than-temporarily impaired due to reasons of credit quality.  Accordingly, as of December 31, 2018, management believes the impairments detailed in the table above are temporary and no impairment loss has been realized in the Company’s net income.

Securities with a fair value of $912,000 were pledged to secure public funds. The company had no sales of securities during 2018.